Finance Leases: Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Carrying Amount and Maturities of Capital Lease Liabilities:
Schedule of Carrying Amount and Maturities of Capital Lease Liabilities

	Total payable	Interest	Net payable
Payable in 2012	156,802	(59,895)	96,907
Payable in 2013	138,086	(46,518)	91,568
Payable in 2014	117,920	(34,621)	83,299
Payable in 2015	99,474	(23,911)	75,563
Payable in 2016	69,727	(14,413)	55,314
Payable thereafter	77,779	(8,274)	69,505
Total capital lease liabilities	659,788	(187,632)	472,156